CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net sales	$ 67,610	$ 69,368	$ 77,337
Cost of sales	53,967	55,465	64,498
Gross profit	13,643	13,903	12,839
Selling, general and administrative expenses	11,280	10,501	10,966
Other income, net	951	383	1,014
Operating income	3,314	3,785	2,887
Non-operating income (expenses), net	7,986	4,034	(573)
Income before income taxes	11,300	7,819	2,314
Income tax expense	162	110	255
Net income attribute to Deswell Industries, Inc.	11,138	7,709	2,059
Other comprehensive income
Total comprehensive income attributable to Deswell Industries, Inc.	$ 11,138	$ 7,709	$ 2,059
Basic:
Net income per share (in Dollars per share)	$ 0.7	$ 0.48	$ 0.13
Weighted average common shares outstanding (shares in thousands) (in Shares)	15,935	15,935	15,935
Diluted:
Net income per share (in Dollars per share)	$ 0.7	$ 0.48	$ 0.13
Weighted average common shares outstanding (shares in thousands) (in Shares)	15,953	15,999	16,072